SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the net income per share of common stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Common stock
Numerator:
Allocation of net income	$ 7,984,139	$ 6,417,873
Denominator
Weighted-average shares outstanding, Basic	27,600,000	24,499,726
Basic net income per common share	$ 0.29	$ 0.26
Class B common stock
Numerator:
Allocation of net income	$ 1,996,035	$ 1,782,958
Denominator
Weighted-average shares outstanding, Basic	6,900,000	6,806,301
Weighted-average shares outstanding, Diluted	6,900,000	6,806,301
Basic net income per common share	$ 0.29	$ 0.26
Diluted net income per common share	$ 0.29	$ 0.26